Provision for contingencies - Schedule of Provision for Estimated Possible Losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	R$ 162,213	R$ 234,104
Civil contingent liability [member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	64,104	50,762
Labor contingent liability [member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	2,227	2,179
Tax contingent liability [member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	R$ 95,882	R$ 181,163